Distribution of Income from Operations by Geographical Area (Detail) (USD $) In Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Segment Reporting Information [Line Items]
Income from Operations Excluding Restructuring Charges	$ 1,133		$ 32,610
Restructuring Charges	(4,815)		(9,817)
Income from Operations	(3,682)	17,625	22,793	70,081
IRELAND
Segment Reporting Information [Line Items]
Income from Operations Excluding Restructuring Charges	(17,389)		(19,186)
Restructuring Charges	(1,479)		(1,564)
Income from Operations	(18,868)	4,410	(20,750)	27,469
Rest of Europe
Segment Reporting Information [Line Items]
Income from Operations Excluding Restructuring Charges	7,535		24,376
Restructuring Charges	(1,197)		(3,000)
Income from Operations	6,338	4,987	21,376	17,919
UNITED STATES
Segment Reporting Information [Line Items]
Income from Operations Excluding Restructuring Charges	8,730		21,621
Restructuring Charges	(2,139)		(5,253)
Income from Operations	6,591	6,569	16,368	20,001
Other
Segment Reporting Information [Line Items]
Income from Operations Excluding Restructuring Charges	2,257		5,799
Income from Operations	$ 2,257	$ 1,659	$ 5,799	$ 4,692